Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Schedule Of Sales and Fixed Assets By Geographic Location

	2017	2016
Revenue:
United States	$10,072	$12,350
Canada	3,091	2,958
Other countries	182	359

Total revenue	$13,345	$15,667

Fixed assets:
United States	$39	$25
Other countries	—	—

Total fixed assets	$39	$25

Schedule Of Sales By Geographic Location

	Three months ended March 31,
	2018	2017
Revenue:
United States	$2,237	$2,705
Canada	583	681
Other countries	17	149

Total revenue	$2,837	$3,535